THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED
   ON NOVEMBER 11, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2000.


                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 1999

   Check here if Amendment [ X ]; Amendment Number:  1
        This Amendment (Check only one.):  [   ] is a restatement.
                                           [ X ] adds new holdings
   entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:          John D. Brandenborg
   Title:         President
   Phone:         (612) 476-7200

   Signature, Place, and Date of Signing:

      /s/ John D. Brandenborg    Minnetonka, Minnesota    May 15, 2000
      -----------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





                            FORM 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                      2

   Form 13F Information Table Entry Total:                27

   Form 13F Information Table Value Total:           $50,615
                                                   (thousands)


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number          Name

        1              28-7048                  EBF & Associates, L.P.

        2              28-5089                  Hunter Capital
                                                  Management, L.L.C.



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

                                                    FORM 13F INFORMATION TABLE

         COLUMN 1      COLUMN 2       COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
      -------------- ------------- -------------- ------------  ---------------  -------------- ---------  ----------------
                    TITLE OF CLASS                   VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
     NAME OF ISSUER  -------------     CUSIP        (x$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
     --------------                -------------- ------------  ---------------  -------------- ---------  ----------------
     AMKOR           SB NT CV 5.75   031652AA8        926         650000 PRN        DEFINED         1        650000 SOLE
     TECHNOLOGY INC
     AMKOR           SB NT CV 5.75   031652AA8        1923        1350000 PRN       DEFINED         2        1350000 SOLE
     TECHNOLOGY INC
     ANTEC CORP      SUB NT CV 4.5   03664PAB1        1167        500000 PRN        DEFINED         1        500000 SOLE

     ANTEC CORP      SUB NT CV 4.5   03664PAB1        2101        900000 PRN        DEFINED         2        900000 SOLE


     APP FIN VI      LYONS NT ZER    00202NAA3        1960       16640000 PRN       DEFINED         2       16640000 SOLE
     MAURITIUS LTD
     AT HOME CORP    SB DB CV 144A   045919AA5        951         1500000 PRN       DEFINED         1        1500000 SOLE

     AT HOME CORP    SB DB CV 144A   045919AA5        1901        3000000 PRN       DEFINED         2        3000000 SOLE


     BEA SYS INC      SB NT CV 4%    073325AB8        952         650000 PRN        DEFINED         1        650000 SOLE

     BEA SYS INC      SB NT CV 4%    073325AB8        1977        1350000 PRN       DEFINED         2        1350000 SOLE


     CANADIAN NATL   PFD CV 063029   136375409        493          10000 PRN        DEFINED         1         10000 SOLE
     RY CO
     FAMILY GOLF     SB NT CV 5.75   30701AAC0        1050        3000000 PRN       DEFINED         1        3000000 SOLE
     CTRS INC
     GST TELECOM-    SSBDISC144AC    361942AA3        395         500000 PRN        DEFINED         2        500000 SOLE
     MUNICATION
     HALTER MARINE   SR SB NTCV4.5   40642YAC9        2835        4500000 PRN       DEFINED         1        4500000 SOLE
     GROUP INC
     LABORATORY      PFD CV EXCH%    50540R201        1474         27300 PRN        DEFINED         1         27300 SOLE
     CORP AMER
     PETSMART INC    SB NT CV 144A   716768AA4        1400        2000000 PRN       DEFINED         1        2000000 SOLE

     SBC COMMUNICA-  DECS 7.75%200   78387G202        1317         21000 PRN        DEFINED         2         21000 SOLE
     TIONS INC
     SEALED AIR       PFD CV A $2    81211K209        4072         80430 PRN        DEFINED         1         80430 SOLE
     CORP NEW
     SPORTS AUTH     SB NT CV 5.25   849176AC6        900         1500000 PRN       DEFINED         1        1500000 SOLE
     INC
     STMICROELECTRO  SUB LYON ZER    861012AA0        3828        2650000 PRN       DEFINED         1        2650000 SOLE
     NICS N V
     STMICROELECTRO  SUB LYON ZER    861012AA0        7728        5350000 PRN       DEFINED         2        5350000 SOLE
     NICS N V
     STONE           SB DB CV 6.75   861589AE9        1054        1211000 PRN       DEFINED         1        1211000 SOLE
     CONTAINER CORP





         COLUMN 1      COLUMN 2       COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
      -------------- ------------- -------------- ------------  ---------------  -------------- ---------  ----------------
                    TITLE OF CLASS                   VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
     NAME OF ISSUER  -------------     CUSIP        (x$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
     --------------                -------------- ------------  ---------------  -------------- ---------  ----------------
     SUNBEAM CORP    SRSDCV ZRO14    867071AA0        1275        7500000 PRN       DEFINED         1        7500000 SOLE

     TELEFONOS DE    SR DB CV 4.25   879403AD5        2174        2300000 PRN       DEFINED         1        2300000 SOLE
     MEXICO S A
     TELEFONOS DE    SR DB CV 4.25   879403AD5        4442        4700000 PRN       DEFINED         2        4700000 SOLE
     MEXICO S A
     VORNADO RLTY    PFD CONV SER    929042208        893          19000 PRN        DEFINED         1         19000 SOLE
     TR
     MEXICO FD INC        COM        592835102        914          65000 SH         DEFINED         2         65000 SOLE

     WEBS INDEX FD    SPAIN WEBS     92923H830        513          20200 SH         DEFINED         2         20200 SOLE
     INC

     COLUMN TOTALS         27 DATA RECORDS           50615           2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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